Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 304,955	$ 663,078
Restricted cash		236,400
Other receivables and prepaid expenses		216,070
Other receivable from TV Stations
Total current assets	304,955	1,115,548
PROPERTY& EQUIPMENT, NET
PROPERTY& EQUIPMENT-NET		2,881
TOTAL ASSETS	304,955	1,118,429
CURRENT LIABILITIES
Other payable	935,038	700,563
Accrued liabilities	28,830	197,549
Due to related parties	59,750	59,750
Payable to TV station	1,281,133	1,285,743
Total current liabilities	2,304,751	2,243,605
COMMON STOCK SUBJECT TO REPURCHASE		236,400
TOTAL LIABILITIES	2,304,751	2,480,005
Commitments and contingencies
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2014 and 2013; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2014, and 83,109,978 shares issued at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,155,935)	(29,636,787)
Accumulated other comprehensive income	941,006	1,060,078
Total shareholders' equity	(3,079,359)	(2,441,139)
Non-controlling interest	1,079,563	1,079,563
Total equity	(1,999,796)	(1,361,576)
TOTAL LIABILITIES AND EQUITY	$ 304,955	$ 1,118,429